Investments - Balance Sheet Offsetting, Liabilities (Details) - Derivative liabilities - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial Liability Offsetting
Gross amount of recognized liabilities subject to netting agreements	$ 612.3	$ 142.3
Amount of assets that offset the gross amount of liabilities subject to netting agreements not offset in statement of financial position	(133.5)	(99.6)
Collateral pledged, financial liabilities	(467.2)	(41.9)
Net amount of liabilities subject to netting agreements	$ 11.6	$ 0.8